SCHEDULE OF CHANGES IN DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liability beginning				$ 947,175	$ 947,175
Change in derivative liabilities recognized as loss on derivative		$ (178,398)	$ (57,883)	(363,654)	(614,658)	$ (7,406,416)
Derivative liability ending						947,175
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability beginning						2,601,277
Addition of new derivatives recognized as debt discounts					390,000	947,175
Addition of new derivatives recognized as day-one loss					559,939	9,907,039
Derivative liabilities settled upon conversion of convertible note					(1,004,658)	(10,954,868)
Change in derivative liabilities recognized as loss on derivative					54,719	(2,500,623)
Derivative liability ending